Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Jennison Small Company Fund, Inc.
Entity Central Index Key	0000318531
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
PGIM Jennison Small Company Fund—Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class A
Trading Symbol	PGOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class A	$54	1.12%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
Net Assets	$ 2,902,994,503
Holdings Count | holdings	121
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund—Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class C
Trading Symbol	PSCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class C	$95	1.98%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.98%
Net Assets	$ 2,902,994,503
Holdings Count | holdings	121
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund—Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R
Trading Symbol	JSCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R	$64	1.32%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.32%
Net Assets	$ 2,902,994,503
Holdings Count | holdings	121
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund—Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class Z
Trading Symbol	PSCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class Z	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 2,902,994,503
Holdings Count | holdings	121
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund—Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R2
Trading Symbol	PSCHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R2	$57	1.18%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%
Net Assets	$ 2,902,994,503
Holdings Count | holdings	121
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund—Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R4
Trading Symbol	PSCJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R4	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Net Assets	$ 2,902,994,503
Holdings Count | holdings	121
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund—Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R6
Trading Symbol	PJSQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R6	$33	0.69%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
Net Assets	$ 2,902,994,503
Holdings Count | holdings	121
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 2,902,994,503
Number of fund holdings	121
Portfolio turnover rate for the period	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (4.4% represents investments purchased with collateral from securities on loan)	8.5%
Insurance	6.6%
Software	6.3%
Machinery	5.5%
Oil, Gas & Consumable Fuels	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Textiles, Apparel & Luxury Goods	3.9%
Biotechnology	3.7%
Specialized REITs	3.4%
Financial Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Commercial Services & Supplies	2.8%
Capital Markets	2.6%
Trading Companies & Distributors	2.5%
Metals & Mining	2.4%
Multi-Utilities	2.3%
Health Care Providers & Services	2.1%
Residential REITs	2.0%
Professional Services	2.0%
Consumer Staples Distribution & Retail	1.7%
Pharmaceuticals	1.7%
Marine Transportation	1.5%
Industry Classification	% of Net Assets
Containers & Packaging	1.4%
Electrical Equipment	1.4%
Chemicals	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.1%
Interactive Media & Services	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Food Products	0.9%
Retail REITs	0.9%
Household Durables	0.8%
Construction & Engineering	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
IT Services	0.6%
Hotel & Resort REITs	0.5%
Electric Utilities	0.5%
Health Care Equipment & Supplies	0.5%
Others*	1.0%
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets